Consolidated Statements of Cash Flows - USD ($)		12 Months Ended
		Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Cash Flows From Operating Activities:
Net income for the year		$ 799,337	$ 880,217	$ 330,532
Adjustments to reconcile net income to net cash used in operating activities:
Depreciation of property, plant and equipment		43,071	46,202	51,285
Lease expenses		70,410	43,195	59,163
Finance costs		18,366	24,624	25,510
Deferred income tax		696	(667)	8,975
Loss on disposal of property, plant and equipment				4,211
Change in cash value of life insurance policies			(1,708)	7,792
Gain on lease termination				(741)
Changes in operating assets and liabilities:
Trade receivables		(446,192)	(655,722)	(357,533)
Deposits, prepayments and other current assets		(15,909)	(130,429)	107,000
Trade payables		(20,965)	78,886	303,888
Other payables and accruals		127,238	79,668	8,644
Advance from customers		(586)	(1,225)	(134,874)
Operating lease liabilities		(74,626)	(37,712)	(58,435)
Income tax payable		170,650	129,455	26,545
Amounts due with related parties		203,901	(330,553)	(238,852)
Contract asset		(539,330)	(36,959)
Net Cash Provided By Operating Activities		336,061	87,272	143,110
Cash Flows From Investing Activities:
Acquisition of property, plant and equipment		(5,699)	(25,402)	(8,444)
Acquisition of life insurance policies				(61,761)
Disposal of a subsidiary, net of cash disposed			(1,599)
Net Cash Used In Investing Activities		(5,699)	(27,001)	(70,205)
Cash Flows From Financing Activities:
Payment of dividend to shareholders	[1]	(508,072)
Proceeds from loan payables		180,000
Proceeds from bank borrowings				498,225
Repayment of bank borrowings		(115,860)	(100,997)	(85,062)
Payment of finance lease liabilities		(28,208)	(28,099)	(53,849)
Payments of offering costs related to initial public offering		(204,964)
Net Cash (Used In) Provided By Financing Activities		(677,104)	(129,096)	359,314
Effect of movements in exchange rates on cash held		(611)	1,782	182
Net changes in cash		(347,353)	(67,043)	432,401
Cash at beginning of the year		448,888	515,931	83,530
Cash at end of the year		101,535	448,888	515,931
Supplemental Disclosure of Cash Flow Information:
Cash paid for interest		18,366	23,922	25,125
Cash paid for taxes		$ 41,465

[1]	A special dividend of $1,082,817 was declared on September 1, 2024 and of which $574,745 was offset with the amount due from related parties.